Exchange Offers (Tables)	Dec. 31, 2011
Schedule Of Exchange Offer Table [Text Block]
Title of securities	Per security liquidation preference amount	Shares of preferred stock exchanged	Shares of preferred stock outstanding after exchange	Aggregate liquidation preference amount after exchange (in thousands)	Shares of common stock issued
Series A Preferred Stock	$25	6,589,274	885,726	$22,143	52,714,192
Series B Preferred Stock	$25	14,879,335	1,120,665	$28,017	119,034,680